Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses at June 30, 2026, and December 31, 2025, consisted of the following:

	June 30,	December 31,
	2026	2025
Accrued payroll and taxes	$156,569	$141,997
Accrued expenses	63,764	52,824
Total accrued expenses	$220,333	$194,821

Accrued expenses at December 31, 2025 and December 31, 2024, consisted of the following:

	December 31,	December 31,
	2025	2024
Accrued payroll and taxes	$141,997	$202,038
Accrued expenses	52,824	28,345
Total accrued expenses	$194,821	$230,383